Other Intangible Assets (Future Amortization Expense Related To Other Intangible Assets) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
2015	$ 957
2016	947
2017	922
2018	910
2019	841
Thereafter	1,894
Total future amortization expense	$ 6,471